Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Contingently redeemable common stock at beginning	$ 9,252,208	$ 193,525,484
Partial redemption	(1,683,800)	(186,410,914)
Accretion of redeemable common stock	572,527	2,137,638	$ 15,680,910
Contingently redeemable common stock at ending	$ 8,140,935	$ 9,252,208